Average Annual Total Returns - Class K - BlackRock LifePath Dynamic Retirement Fund - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	13.17%
5 Years	8.72%
10 Years	6.70%
After Taxes on Distributions
Average Annual Return:
1 Year	10.62%
5 Years	6.68%
10 Years	4.68%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.20%
5 Years	6.12%
10 Years	4.61%